DLA Piper LLP (US)
2000 University Avenue
East Palo Alto, California 94303-2214
www.dlapiper.com

Sally Rau
sally.rau@dlapiper.com
T 650.833.2395
F 650.833.2001

May 13, 2010	OUR FILE NO. 372161-000001
VIA EDGAR SUBMISSION AND OVERNIGHT DELIVERY

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Velti plc
Registration Statement on Form F-1

Ladies and Gentlemen:

On behalf of our client Velti plc, a company incorporated under the laws of the Bailiwick of Jersey, the Channel Islands (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, the Company’s Registration Statement on Form F-1 (the “Registration Statement”) relating to the sale by the Company of up to $200,000,000 of ordinary shares of the Company, par value £0.05 per share, together with the exhibits as listed in the Registration Statement.  For your convenience, three copies of the Registration Statement will be delivered by overnight delivery.  Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Please direct any questions or comments regarding this filing to the undersigned at (650) 833-2395.

Very truly yours,

DLA Piper LLP (US)

/s/ Sally Rau, Esq.

Sally Rau, Esq.

Enclosures